GENERAL (Details)										1 Months Ended				12 Months Ended
	Apr. 27, 2018 IDR (Rp)	Oct. 26, 2016 item	Oct. 25, 2016 item	Jun. 23, 2015 IDR (Rp)	Apr. 19, 2013 item Rp / shares shares	Jun. 25, 2010 IDR (Rp)	Jul. 30, 2004 item Rp / shares shares	Apr. 16, 1999 shares	Nov. 14, 1995 item shares	Jul. 31, 2002 shares	Dec. 31, 2001 shares	May 31, 1999 shares	Dec. 31, 1996 shares	Dec. 31, 2019 item shares	Dec. 31, 2018 item	Dec. 31, 2017 item	Dec. 31, 1997 shares	Apr. 18, 2013 Rp / shares shares	Jun. 20, 2007 shares	Jul. 29, 2004 Rp / shares shares	Nov. 13, 1995 shares
Share capital
Number of years in which overall evaluation of networks and services licenses is performed														5 years
Number of shares outstanding																					8,400,000,000
Bonus shares distributed through the capitalization of certain additional paid-in capital								746,666,640
Stock split, conversion ratio					5		2
Number of shares in each ADS after stock split | item														100	100	100
Number of shares bought back																			211,290,500
Cancellation of treasury shares | Rp	Rp 1,737,779,800
Series A Bond
Share capital
Nominal amount | Rp				Rp 2,200,000,000,000		Rp 1,005,000,000,000
Debt instrument term				7 years		5 years
Series B Bond
Share capital
Nominal amount | Rp				Rp 2,100,000,000,000		Rp 1,995,000,000,000
Debt instrument term				10 years		10 years
Series C Bond
Share capital
Nominal amount | Rp				Rp 1,200,000,000,000
Debt instrument term				15 years
Series D Bond
Share capital
Nominal amount | Rp				Rp 1,500,000,000,000
Debt instrument term				30 years
Series B shares
Share capital
Number of shares outstanding					100,799,996,399		20,159,999,279											20,159,999,279		10,079,999,639	8,399,999,999
Number of Series B Shares in each American Depository Shares Before Stock Split | item			200
Par value per share | Rp / shares					Rp 50		Rp 250
Company’s authorized capital stock					399,999,999,999		79,999,999,999											79,999,999,999		39,999,999,999
Number of shares in each ADS after stock split | item		100
Number of series B shares issued | item					4
Series B shares | IPO
Share capital
Number of shares issued									933,333,000
Threshold period of stockholders to sell the shares																	1 year
Series A Dwiwarna Share
Share capital
Number of shares outstanding					1		1											1		1	1
Par value per share | Rp / shares					Rp 50		Rp 250											Rp 250		Rp 500
Company’s authorized capital stock					1		1											1		1
American Depositary Shares
Share capital
Number of shares outstanding									35,000,000					46,018,374
Number of Series B Shares in each American Depository Shares Before Stock Split | item									20
Number of shares in each ADS after stock split | item					200		40
Government agencies | Series B shares
Share capital
Number of shares held sold during the period									700,000,000	312,000,000	1,200,000,000	898,000,000	388,000,000
Percentage of total shares outstanding										3.10%	11.90%
Government agencies | Series B shares | IPO
Share capital
Number of shares held sold during the period									233,334,000
Shares distributed as incentive to stockholders who did not sell their shares within one year of IPO																	2,670,300